Consolidated Statement of Changes in Equity Statement - EUR (€) € in Millions	Total	Pre-Merger Share-based Compensation	Post-Merger Share-based Compensation	Share Capital	Share Capital Pre-Merger Share-based Compensation	Share Capital Post-Merger Share-based Compensation	Share premium	Share premium Pre-Merger Share-based Compensation	Share premium Post-Merger Share-based Compensation	Merger reserves	Other reserves	Treasury shares	Treasury shares Pre-Merger Share-based Compensation	Treasury shares Post-Merger Share-based Compensation	Retained earnings	Retained earnings Pre-Merger Share-based Compensation	Retained earnings Post-Merger Share-based Compensation
Equity attributable to owners of parent at Dec. 31, 2014	€ 1,187			€ 3			€ 2,711			€ 0	€ (94)	€ (2,781)			€ 1,348
Profit after taxes	513														513
Other comprehensive income	(136)										(86)				(50)
Comprehensive income for the period	377										(86)				463
Issuances of shares	18						18
Equity-settled share-based payment expense	25														25
Share-based payment tax benefits	15														15
Own shares purchased under share repurchase programmes	(523)											(523)
Own shares utilised for share-based payments, net	0											(3)			3
Dividends	(233)														(233)
Other activity	5														5
Equity attributable to owners of parent at Dec. 31, 2015	871			3			2,729			0	(180)	(3,307)			1,626
Profit after taxes	549														549
Other comprehensive income	(290)										(239)				(51)
Comprehensive income for the period	259										(239)				498
Equity-settled share-based payment expense	29	€ 9	€ 9		€ 0	€ 0		€ 9	€ 9				€ (6)	€ 0	29	€ 6	€ 0
Cancellation of CCE shares	0			(3)			(2,738)			(572)		3,313
Share-based payment tax benefits	5														5
Issuance of CCEP shares in consideration for CCIP and CCEG	8,469			3						8,466
Group reconstruction transaction	0			2			7,605			(7,607)
Return of capital to CCE shareholders	(2,963)														(2,963)
Capital reduction	0						(7,500)								7,500
Reclassifications of share-based payments	(22)														(22)
Dividends	(205)														(205)
Equity attributable to owners of parent at Dec. 31, 2016	6,461			5			114			287	(419)	0			6,474
Profit after taxes	688														688
Other comprehensive income	(11)										(84)				73
Comprehensive income for the period	677										(84)				761
Issuances of shares	13
Equity-settled share-based payment expense	11			0											11
Share-based payment tax benefits	14														14
Dividends	(491)														(491)
Equity attributable to owners of parent at Dec. 31, 2017	€ 6,685			€ 5			€ 127			€ 287	€ (503)	€ 0			€ 6,769